Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Core Bond Fund))	0 Months Ended
Apr. 27, 2012
Barclay's Capital Credit Index
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
Barclay's Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
Citigroup Broad Investment Grade Bond Index
Average Annual Return:
1 Year	7.85%
5 Years	6.69%
10 Years	5.89%
Class A
Average Annual Return:
1 Year	2.34%
5 Years	(3.96%)
10 Years	0.69%
Inception Date	Apr. 15, 1988
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.71%
5 Years	(5.83%)
10 Years	(1.08%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.49%
5 Years	(4.36%)
10 Years	(0.41%)
Class B
Average Annual Return:
1 Year	1.65%
5 Years	(4.05%)
10 Years	0.74%
Inception Date	May 03, 1993
Class C
Average Annual Return:
1 Year	5.64%
5 Years	(3.77%)
10 Years	0.43%
Inception Date	Jul. 11, 1995
Class N
Average Annual Return:
1 Year	6.18%
5 Years	(3.30%)
10 Years	0.91%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	7.87%
5 Years	(2.68%)
10 Years	1.56%
Inception Date	Apr. 27, 1998